Note 14 Derivatives Hedge accounting and fair value changes of the hedged items in portfolio hedge of interest rate risk (Details) - EUR (€) € in Millions	Jun. 30, 2025	Dec. 31, 2024
Disclosure of derivative financial instruments held for hedging [Line Items]
Derivative financial assets held for hedging	€ 902	€ 1,158
Accumulated fair value hedge adjustment on hedged item included in carrying amount, assets	(57)	(65)
Derivative financial liabilities held for hedging	2,135	2,503
Accumulated fair value hedge adjustment on hedged item included in carrying amount, liabilities	€ 0	€ 0